Group Income Statement - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit or loss [abstract]
Revenue	[1]	£ 13,441	£ 12,869	£ 27,655
Raw materials and consumables used		(2,251)	(2,250)	(4,781)
Changes in inventories of finished goods and work in progress		7	97	227
Employee benefit costs		(1,389)	(1,329)	(2,972)
Depreciation, amortisation and impairment costs		(480)	(659)	(1,305)
Other operating income		239	42	722
Loss on reclassification from amortised cost to fair value		(3)	(1)	(5)
Other operating expenses		(3,629)	(5,091)	(9,018)
Profit from operations		5,935	3,678	10,523
Net finance costs		(921)	(817)	(1,641)
Share of post-tax results of associates and joint ventures		289	200	442
Profit before taxation		5,303	3,061	9,324
Taxation on ordinary activities		(1,268)	(1,123)	(2,478)
Profit for the period		4,035	1,938	6,846
Attributable to:
Owners of the parent		3,959	1,859	6,666
Non-controlling interests		76	79	180
Profit for the period		£ 4,035	£ 1,938	£ 6,846
Earnings per share
Basic (in GBP per share)		£ 1.766	£ 0.812	£ 2.933
Diluted (in GBP per share)		£ 1.760	£ 0.808	£ 2.919

[1]	Revenue is net of duty, excise and other taxes of £18,721 million and £18,190 million for the six months ended 30 June 2023 and 30 June 2022, respectively, and £38,527 million for the year ended 31 December 2022